RIGHT-OF-USE ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Right-of-use Assets
SCHEDULE OF RIGHTS-TO-USE LEASE ASSETS

Rights-of-use assets, net consisted of the following:

	June 30,	December 31,
	2024	2023
Leased properties under operating lease	$287,223	293,991
Less: accumulated amortization	(220,757)	(174,935)
Right-of-use assets	$66,466	119,056

SCHEDULE OF FUTURE LEASE COMMITMENTS

Future lease commitments

2024	$60,767
2025	20,256
Total Lease Payments	$81,023
Less: imputed interest	$(1,395)
Present value of lease liabilities	$79,628
Lease liabilities - Current	$79,628
Lease liabilities – Non current	-

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSES	The estimated amortization expenses for each of the five succeeding years is as follows:
Year ending	Amortization expense
2024	49,850
2025	16,616
Total	$66,466